SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Segmented operating revenues					$ 2,503,388
Cost of revenues					1,104,959
Gross profit					1,398,429
Total operating expenses net of depreciation, amortization and impairment					23,865,004
Depreciation, amortization and impairment					22,249,121
Other (income) expense					4,940,308
Income (loss) from operations					(49,656,004)	(713,263)
Property and equipment, net					356,447
Intangible assets - digital currency					2,695
Goodwill					6,531,346
Capital expenditures					367,576
HUMBL Pay [Member]
Segment Reporting Information [Line Items]
Segmented operating revenues					15,114
Cost of revenues
Gross profit					15,114
Total operating expenses net of depreciation, amortization and impairment					11,201,593
Depreciation, amortization and impairment					22,850
Other (income) expense					2,531,630
Income (loss) from operations					(13,740,959)
Property and equipment, net					9,794
Intangible assets - digital currency
Goodwill
Capital expenditures					11,040
HUMBL Marketplace [Member]
Segment Reporting Information [Line Items]
Segmented operating revenues					2,224,506
Cost of revenues					1,104,959
Gross profit					1,119,547
Total operating expenses net of depreciation, amortization and impairment					10,555,028
Depreciation, amortization and impairment					22,221,701
Other (income) expense					1,902,352
Income (loss) from operations					(33,559,534)
Property and equipment, net					344,694
Intangible assets - digital currency					2,695
Goodwill					6,531,346
Capital expenditures					354,328
HUMBL Financial [Member]
Segment Reporting Information [Line Items]
Segmented operating revenues					263,768
Cost of revenues
Gross profit					263,768
Total operating expenses net of depreciation, amortization and impairment					2,108,383
Depreciation, amortization and impairment					4,570
Other (income) expense					506,326
Income (loss) from operations					(2,355,511)
Property and equipment, net					1,959
Intangible assets - digital currency
Goodwill
Capital expenditures					$ 2,208